LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Year one	$ 1,052
Year two	709
Year three	467
Year four	337
Year five	307
Year five and thereafter	1,073
Total future lease payments	3,945
Less: imputed interest	(511)
Total lease liability balance	$ 3,434